SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Summary Of Accounting Policies
Noncontrolling interests	$ 0		$ 0
Impairment of property and equipment	0	$ 836
Amortization of intangible assets	642	4,776
Impairment of Cryptocurrencies	3,254	12,620
Asset recognized	2,039
Cost of mining pool services	136,910	482,775
Cost of data center services	11,491	4,319
Depreciation fees	4,868	11,842
Changes in fair value of contingent considerations		(1,247)
Cost of mining pool services after inter segment elimination	125,352	447,997
Changes in fair value of derivative instrument	275
Cost of cryptocurrency mining	8,131	19,871
Cost of cryptocurrency mining after inter-segment elimination	$ 2,302	13,700
Two collar agreements with third party
Summary Of Accounting Policies
Loan period	1 month
Changes in fair value of derivative instrument	$ 275
Cost of Services [Member]
Summary Of Accounting Policies
Amortization of intangible assets	606	4,748
Depreciation fees	4,619	11,038
Accrued expenses and other current liabilities
Summary Of Accounting Policies
Advance from customers balance	76	277
Deferred revenue	393		$ 384
Prepayments and other current assets | Two collar agreements with third party
Summary Of Accounting Policies
Asset recognized	$ 2,039
Loto Interactive
Summary Of Accounting Policies
Impairment of property and equipment		836
Alliance International Technologies Limited
Summary Of Accounting Policies
Changes in fair value of contingent considerations		$ (1,247)